Shareholder Report, Line Graph (Details) DFHW_DFA Short-Term Selective State Municipal Bond Portfolio_Institutional_TSR Annual {Institutional} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Apr. 12, 2022	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name					DFA Short-Term Selective State Municipal Bond Portfolio – Institutional
Accumulated Value	$ 10,592	$ 10,207	$ 9,925	$ 10,000	$ 10,903
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P National AMT-Free Municipal Bond Index
Accumulated Value	10,601	9,685	9,455	10,000	$ 11,001
ICE BofA 1-3 Year US Municipal Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-3 Year US Municipal Securities Index
Accumulated Value	$ 10,638	$ 10,144	$ 9,918	$ 10,000	$ 11,003